NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

ATI Modular Technology Corp., defined above and herein as the “Company” formerly Global Recycle Energy, Inc., was incorporated under the laws of the State of Nevada on March 7, 2008. The Company is engaged in the development and the exporting of modular energy efficient technology and processes that allow government and private enterprises in China to use US-based methods for creating modular spaces, facilities, and properties. As with any business plan that is aspirational in nature, there is no assurance we will be able to accomplish all our objective or that we will be able to meet our financing needs to accomplish our objectives.

The Company is an operating company engaged in the development and the exporting of modular energy efficient and smart technology and processes that allow government and private enterprises in China and elsewhere to use US-based methods for creating modular spaces, facilities, and properties. The Company is in the business of all aspects of modular and smart construction, including but not limited to, (a) the furtherance of modular and smart construction technology, education, development and production in developed and undeveloped countries, (b) acquisition and/or installation of construction equipment, materials, furnishings, hardware, insulation, flooring, roofing, wiring, plumbing, heating and air conditioning, and landscaping, and (c) other businesses directly or tangentially related to these lines of services, including assisting businesses and entrepreneurs in securing naming, licensing or promotional rights, driving internet and media traffic, increasing visibility of product and name recognition, and other services.

Our principal executive offices are located at 4700 Homewood Court, Suite 100 in Raleigh, North Carolina. We are registered as a foreign business entity in the State of North Carolina. We lease the office space from Yilaime Corporation, a Nevada corporation doing business in North Carolina, and a related party to the Company, as set forth below. Our physical location for our operations in China along with a manufacturing facility is Anhui Province Jiangnan Industrial Concentration Zone New Energy Industry Park A1, A2, A5 Plant Chizhou City, Anhui Province, China. The Company has registering its wholly owned subsidiary Anhui Ao De Xin Modular Building Technology Co. Ltd. in Jiangnan Industry Zone, Chizhou, China.

The Company entered an Investment and Cooperation Agreement with the Jiangnan Industry Zone in Anhui Province, China dated September 8, 2016 (the “Jiangnan Cooperation Agreement”). On December 28, 2016, the Company entered the definitive agreement, American ATI Modular Technology Company Project Investment Agreement (the “Investment Agreement”) with the Administrative Committee, Jiangnan Industry Zone in Anhui Province. The Investment Agreement superseded the Jiangnan Cooperation Agreement. Under the Investment Agreement, the Administrative Committee of Jiangnan Industrial Concentration Zone of Anhui Province (hereinafter, “Jiangnan”) and the Company have agreed to the construction of the Company’s green, modular building and related technology under the project name “Modular Plant Production Base.”

Under the Investment Agreement, the Company has agreed to manufacture and install modular buildings, and provide research into the development of green building module manufacturing using US based technology. The Company has agreed to provide appropriate technology and intelligent systems in providing modular building lifecycle services. In addition, to modular and smart technology, the Company and Jiangnan has agreed to establish: 1) a modular development institute research and training center; 2) an entrepreneurial incubator; 3) an engineering technology research center; 4) an industrial design center; 5) a post-doctoral workstations and engineering laboratories; and 6) an international student intern summer work program. Where possible the Company’s aim is to increase US exports by using American based technology, equipment and services. (Strategy).

The Company presented to Anhui Project to United States Ex-Im Bank, which provided a Letter of Interest in providing support for the Project. Additionally, pursuant to its agreement with Chizhou government, Chizhou preliminarily agreed to provide support for EX-IM funding either by a guarantee or local bank support. Although no loan application has been submitted management is under the impression that subject to meeting Ex-Im Bank’s standard underwriting requirements, there is a possibility of loans, and other funding including working capital and insurance. Going forward, we plan on working with Ex-Im to seek insurance and funding for the Chizhou operations. There is no assurance that funding and or insurance will be obtained.

The Company entered the Modular Services Agreement with AmericaTowne, a related party and the majority and controlling shareholder of the Company, to support AmericaTowne’s obligations under the Shexian Agreement in designing, installing and manufacturing American modular technology for use in all government and private buildings throughout Shexian County, and elsewhere in China. The terms and conditions of the Modular Services Agreement with AmericaTowne and the Shexian Agreement are set forth above.

Also, the Company has entered the Yongan and Shexian Agreements to pursue the development of business opportunities involving modular technology and investments, and business development. While we plan to have robust operations in the United States and international locations, we expect the bulk of our operations and revenue will come from China.

China's economy and its government impact our revenues and operations. While the Company has an agreement in place with the government of Jiangnan as well as the approval by government officials in Shexian and Yongan China to operate facilities there is no assurance that we will operate the facilities successfully. Additionally, the Company will need government approval in other locations in China to operate other aspects of our business plan. There is no assurance that we will be successful in obtaining approvals from government entities in other locations to operate other aspects of our business plan. Finally, Mr. Perkins, as a control person of each entity – AmericaTowne and the Company, might elect to forego certain obligations of AmericaTowne under other Corporative Agreements currently in place or not enter more definitive agreements with Governments in China and elsewhere, which in turn, could impact the Company’s ability to meet its business plan set forth herein.